Provisions for judicial and administrative proceedings, commitments and other provisions (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisional contribution on financial transaction	R$ 1,067
National social security contribution	167	R$ 142
Service tax	335	366
Main lawsuite losses	37,518	R$ 35,834
Profit sharing on INSS	11,090
Tax on services ISS	3,778
Non approved compensation	7,068
Losess on credit operations	1,153
Use of CSLL tax loss and nagative basis	2,729
Amortization of banco goodwill banco sudameris	836
Capital gain IRPJ and CSLL	603
IRRF - Remittance Abroad	1,524
Labor litigation with possible risk of loss	1,493
Civil litigation with possible risk of loss	R$ 2,226